Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

December 31, 2021

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Investments in Portfolio Funds
Asia
Private Investors III, LLC
1,623 shares	$1,609,605	$1,300,638	6.11%	United States	0-5 Years	N/A	11/19/2014
Teng Yue Partners Offshore Fund, L.P.
724 shares(4)	724,188	2,533,135	11.89	Cayman Islands	Quarterly	3/31/2022	10/1/2015
Tybourne Equity (Offshore) Fund
948 shares, Series A(4)	1,286,053	1,802,832	8.46	Cayman Islands	Quarterly	3/31/2022	7/2/2012
Total Asia	3,619,846	5,636,605	26.46

Emerging Markets
New Century Holdings XI, L.P.
36,405 shares	31,754	41,549	0.19	Cayman Islands	Illiquid	N/A	10/2/2017
Total Emerging Markets	31,754	41,549	0.19

Energy & Natural Resources
JB Investments Offshore Fund III, Ltd.
1,175 shares	1,175,000	3,607,096	16.93	Cayman Islands	Quarterly	3/31/2022	6/1/2020
MLO Private Investment, Ltd.
47 shares, Series 01	76,995	91,288	0.43	Cayman Islands	Illiquid	N/A	10/2/2017
Whetstone Capital Offshore Fund, Ltd.
1,160 shares	1,496,696	1,717,141	8.06	Cayman Islands	Quarterly	3/31/2022	7/1/2015
Total Energy & Natural Resources	2,748,691	5,415,525	25.42

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
27 shares, Series A	33,600	29,969	0.14	Cayman Islands	Quarterly	3/31/2022	1/31/2020
Total Healthcare	33,600	29,969	0.14

Technology
Bedford Ridge Investment Company IV, L.P.
1,000 shares	67,320	67,320	0.32	United States	0-5 Years	N/A	11/22/2021
Carmenta Opportunities Fund, L.P.
1,000 shares	88,000	87,476	0.41	United States	0-5 Years	N/A	7/15/2021
Flight Deck Offshore Fund, L.P.
1,000 shares	750,000	675,522	3.17	United States	Quarterly	3/31/2022	5/1/2021
Light Street Xenon, Ltd.
448 shares, Class A	588,637	1,073,630	5.04	Cayman Islands	Quarterly	3/31/2022	10/1/2015
Maverick Levered Fund, Ltd.
1,827 shares	1,175,000	1,550,234	7.28	Cayman Islands	Quarterly	3/31/2022	2/1/2021
Paulson Investment Company I, L.P.
596 shares	595,670	203,583	0.96	United States	0-5 Years	N/A	6/30/2021

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2021

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Technology (continued)
Payara Fund III, L.P.
1,000 shares	$274,500	$242,173	1.14%	United States	0-5 Years	N/A	7/15/2021
Tiger Global, Ltd.
1,706 shares, Class C	830,167	3,351,432	15.74	Cayman Islands	Annually	3/31/2022	7/1/2013
Total Technology	4,369,294	7,251,370	34.06

Value Long/Short
Bronte Capital Ganymede Fund, Ltd.
1,553 shares, Class A	1,499,999	1,977,934	9.29	Cayman Islands	Monthly	1/31/2022	1/1/2018
Falcon Edge Global, Ltd
310 shares, Series S	440,909	680,300	3.19	Cayman Islands	Illiquid	N/A	4/3/2017
Falcon Edge Global, Ltd
100 shares, Series Standard Share Partners	93,393	40,705	0.19	Cayman Islands	Illiquid	N/A	10/3/2016
Total Value Long/Short	2,034,301	2,698,939	12.67

Total Investments in Portfolio Funds	$12,837,486	$21,073,957	98.94%

Investments in Securities
Common Stock
Global Opportunistic
Affirm Holdings, Inc.
448 shares(5)(6)	48,997	45,051	0.21	United States
Alphabet, Inc.
17 shares, Class A(5)	35,150	49,250	0.23	United States
Amazon.com, Inc.
15 shares(5)(6)	7,524	50,015	0.23	United States
Berkshire Hathaway, Inc.
178 shares, Class B(5)(6)	41,406	53,222	0.25	United States
Callon Petroleum Co.
987 shares(5)(6)	37,173	46,636	0.22	United States
Centene Corp.
656 shares(5)(6)	42,557	54,054	0.25	United States
Cloudflare, Inc.
366 shares, Class A(5)	27,793	48,129	0.23	United States
Compass, Inc.
4,979 shares(5)(6)	58,481	45,259	0.21	United States
Domo, Inc.
1,054 shares(5)(6)	70,934	52,279	0.24	United States
Haier Smart Home Co., Ltd.
11,650 shares(5)	41,217	49,229	0.23	China

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2021

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Common Stock (continued)
Herbalife Nutrition, Ltd.
1,376 shares(5)(6)	$56,674	$56,320	0.26%	United States
JD.com, Inc.
645 shares, ADR(5)(6)	20,389	45,195	0.21	China
KE Holdings, Inc.
2,717 shares, ADR(5)(6)	61,196	54,666	0.26	China
Meituan
1,651 shares(5)(7)	49,563	47,725	0.22	China
MercadoLibre, Inc.
45 shares(5)(6)	62,665	60,678	0.28	Argentina
Microsoft Corp.
150 shares(6)	11,010	50,448	0.24	United States
Regeneron Pharmaceuticals, Inc.
77 shares(5)(6)	44,773	48,627	0.23	United States
salesforce.com, Inc.
180 shares(5)(6)	45,466	45,743	0.21	United States
Sea, Ltd.
216 shares, ADR(5)(6)	20,680	48,321	0.23	Singapore
SoftBank Group Corp.
2,114 shares, ADR(6)	49,549	50,841	0.24	Japan
Swedish Match AB
6,604 shares	31,116	52,635	0.25	Sweden
Taiwan Semiconductor Manufacturing Co., Ltd.
428 shares, ADR	56,413	51,493	0.24	Taiwan
Twilio, Inc.
194 shares, Class A(5)(6)	29,607	51,088	0.24	United States
Uber Technologies, Inc.
1,402 shares(5)(6)	65,576	58,785	0.28	United States
Zendesk, Inc.
495 shares(5)(6)	50,114	51,624	0.24	United States
Total Common Stock	1,066,023	1,267,313	5.93

Rights
Elanco Animal Health, Inc.
15,801 shares(6)	–	–	–	United States
Lantheus Holdings, Inc.
11,340 shares(6)	–	–	–	United States
Total Rights	–	–	–

Total Investments in Securities	$1,066,023	$1,267,313	5.93%

TOTAL INVESTMENTS	$13,903,509	$22,341,270	104.87%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2021

(in U.S. Dollars)

(Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Securities Sold Short
Common Stock
Global Opportunistic
Alstom SA 1,354 shares	$(71,165)	$(48,126)	(0 .23)%	France
AnGes, Inc. 5,500 shares (5)	(59,411)	(18,360)	(0 .09)	Japan
Casino Guichard Perrachon SA 3,868 shares (5)	(130,168)	(101,946)	(0 .48)	France
Cisco Systems, Inc./Delaware 3,300 shares	(122,893)	(209,121)	(0 .98)	United States
H & M Hennes & Mauritz AB 5,043 shares , Class B	(76,092)	(99,384)	(0 .47)	Sweden
Hammerson PLC 149,584 shares	(70,875)	(66,410)	(0 .31)	Great Britain
International Business Machines Corp. 1,170 shares	(135,003)	(156,382)	(0 .73)	United States
Klepierre SA 4,150 shares	(100,794)	(98,512)	(0 .46)	France
Kraft Heinz Co. 3,520 shares	(102,783)	(126,368)	(0 .59)	United States
Simon Property Group, Inc. 1,200 shares	(141,445)	(191,724)	(0 .90)	United States
Unibail-Rodamco-Westfield, REIT 1,130 shares (5)	(85,976)	(79,274)	(0 .37)	France
Total Common Stock	(1,096,605)	(1,195,607)	(5 .61)

Total Securities Sold Short	$(1,096,605)	$(1,195,607)	(5 .61)%

Other Assets, less Liabilities(8)		$156,614	0.74%
Total Net Assets		$21,302,277	100.00%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2021

(in U.S. Dollars)

(Unaudited)

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2021 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
(4)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.
(5)	Non-income producing security.
(6)	All or a portion of each of these securities have been segregated as collateral for securities sold short and the Fund's line of credit. The aggregate market value of those securities was $944,582.
(7)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2021, the aggregate market value of these securities was $47,725, representing 0.21% of net assets.
(8)	Includes cash held as collateral for securities sold short.

Notes to Schedule of Investments (unaudited)

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, rights, and preferred stock, (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which simplifies the disclosure requirements on fair value measurement. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and early adoption is permitted. The amendment within ASU 2018-13 eliminates, among other things, the requirement to disclose the reconciliation of the movement in fair value of Level 3 investments and the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. The Fund early adopted, and applied, ASU 2018-13 for the year ended March 31, 2019. The Fund’s adoption of the ASU 2018-13 did not have a material impact. The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including common stocks, rights, and securities sold short, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Asset at Fair Values as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Investment Securities
Common Stock
Global Opportunistic	$1,267,313	$–	$–	$1,267,313
Rights	–	–	–	–
Total Investments	$1,267,313	$–	$–	$1,267,313

	Liabilities at Fair Values as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Global Opportunistic	$(1,195,607)	$–	$–	$(1,195,607)
Total Securities Sold Short	$(1,195,607)	$–	$–	$(1,195,607)

Total Investments in Portfolio Funds Measured at NAV				21,073,957

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

The industry composition of Investments in securities at fair value and Securities sold short at December 31, 2021, is as follows:

Industry Composition (December 31, 2021) (Unaudited)
Investments in Securities
Software	1.15%
Internet & Direct Marketing Retail	0.72%
IT Services	0.68%
Real Estate Management & Development	0.47%
Road & Rail	0.28%
Personal Products	0.26%
Diversified Financial Services	0.25%
Health Care Providers & Services	0.25%
Tobacco	0.25%
Wireless Telecommunication Services	0.24%
Semiconductors & Semiconductor Equipment	0.24%
Interactive Media & Services	0.23%
Biotechnology	0.23%
Entertainment	0.23%
Furnishings, Fixtures & Appliances	0.23%
Oil, Gas & Consumable Fuels	0.22%
Total investments in Securities	5.93%

Securities Sold Short
Entertainment	-0.32%
Specialty Retail	-0.47%
Food & Staples Retailing	-0.48%
Food Products	-0.59%
IT Services	-0.73%
Communications Equipment	-0.98%
Equity Real Estate Investment Trusts (REITs)	-2.04%
Total Securities Sold Short	-5.61%

Percentages are based upon common stocks and preferred stocks as a percentage of net assets.